Reconciliation of Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Income Tax [Line Items]
Tax computed at the federal statutory rate	$ (1,907)		$ 1,857		$ 3,799		$ (10,005)		$ (1,991)
State taxes, net of federal benefit	82		122		250		(359)		(312)
Tax rate differential for international subsidiaries	1,589	[1]	(23)	[1]	(47)	[1]	(13)	[1]	(1)	[1]
Stock-based compensation	978		244		727		149		50
Tax credits	(378)		(150)		(409)		(282)		(677)
Tax contingencies	178		74		171		265		194
Permanent differences	244		120		305		411		226
Change in state rate	8		295		662		(1,170)		32
Other	146		379		344		117		(15)
Valuation allowance	135		(2,265)		(4,466)		11,167		2,542
Provision for income taxes	$ 1,075		$ 653		$ 1,336		$ 280		$ 48

[1]	The change in the impact of the tax rate differential for international jurisdictions is primarily attributable to a change in the mix of income/loss from the United States to international jurisdictions with different income tax rates compared to the United States.